BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
Schedule of restatement of financial condition and the results of operation previously reported by the Group

The financial condition as of December 31, 2019 and the results of operation for the year ended December 31, 2019 previously reported by the Group have been restated, as set out below:

	The Group, as	Baling Branch	Elimination and	The Group,
	previously reported	of SAMC	Adjustment*	as restated
	RMB million	RMB million	RMB million	RMB million
Summarised consolidated statement of income
for the year ended December 31, 2019:
Sales of goods and other operating revenues	2,966,193	16,906	(23,300)	2,959,799
Net income attributable to owners of the Company	57,465	50	(22)	57,493
Net income attributable to non-controlling interests	14,568	—	22	14,590
Basic earnings per share (RMB)	0.48	0.0004	—	0.48
Diluted earnings per share (RMB)	0.48	0.0004	—	0.48
Summarised consolidated balance sheet
as of December 31, 2019:
Current assets	445,856	2,097	(643)	447,310
Total assets	1,755,071	5,858	(643)	1,760,286
Current liabilities	576,374	4,247	(643)	579,978
Total liabilities	879,236	4,389	(643)	882,982
Total equity attributable to owners of the Company	738,150	1,448	(652)	738,946
Non-controlling interests	137,685	21	652	138,358
Summarised consolidated statement of cash flows
for the year ended December 31, 2019:
Net cash generated from operating activities	153,420	199	—	153,619
Net cash used in investing activities	(120,463)	(588)	—	(121,051)
Net cash (used in)/generated from financing activities	(84,713)	509	—	(84,204)
Net (decrease)/increase in cash and cash equivalents	(51,756)	120	—	(51,636)